Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity method investments:
Capital contributions, loans, advances and adjustments	$ 105	$ 105
Cumulative share of income	1,892	1,717
Cumulative share of distributions	(1,563)	(1,411)
Total equity method investments	434	411
Measurement alternative method investments	7	4
Total investments in unconsolidated entities	441	415
Assets
Current	882	668
Due from affiliates	379	323
Property and other	4,962	4,804
Total assets	6,223	5,795
Liabilities and Equity
Current liabilities	434	435
Deferred credits	178	176
Long-term liabilities	217	199
Long-term capital lease obligations	0	1
Partners' capital and shareholders' equity	5,394	4,984
Total liabilities and equity	6,223	5,795
Results of Operations
Revenues	6,777	6,562	$ 6,747
Operating expenses	4,965	4,965	5,047
Operating income	1,812	1,597	1,700
Other income (expense), net	11	(1)	(11)
Net income	$ 1,823	$ 1,596	$ 1,689